INCOME TAXES (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income tax expense	$ 1,487,585	$ 387,326	$ 2,195,758	$ 1,168,590	$ 1,681,583	$ (124)
Provision for taxes at 16.5%					277,461	(20)
Income not subject to income tax					(245)	(2)
Expenses not deductible for tax purposes					18,012	0
Tax losses previously recognized and reversed					27,513	0
Others					(10,695)	3,567
TOTAL PROVISION FOR INCOME TAXES	$ 343,512	$ 68,214	$ 480,414	$ 205,116	$ 312,046	$ 3,545